Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	4 Months Ended		6 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
Contingency provision			¥ 2,900	$ 400
Rent for an office			2,000
Contract amount			¥ 900
Relevant cash					¥ 2,900	$ 400
Financial lease	¥ 6,257	$ 863